Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	DundeeWealth Funds
Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	duwf
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 08, 2013
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
JOHCM Emerging Markets Opportunities Prospectus | JOHCM Emerging Markets Opportunities Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOEIX
JOHCM Emerging Markets Opportunities Prospectus | JOHCM Emerging Markets Opportunities Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOEAX
JOHCM Emerging Markets Opportunities Prospectus | JOHCM Emerging Markets Opportunities Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOEMX
JOHCM Intrenational Select Prospectus | JOHCM International Select Fund | JOHCM International Select Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOHIX
JOHCM Intrenational Select Prospectus | JOHCM International Select Fund | JOHCM International Select Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOHAX